Share-Based Payments - Portfolio Performance Shares Activity (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vested and expected to vest, end of period, shares	226,804,000	[1]
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	18,877,000
Granted, shares	8,537,000
Vested, shares	(3,403,000)	[2]
Forfeited, shares	(1,508,000)
Nonvested, end of period, shares	22,503,000	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 31.15
Granted, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.59
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.38	[2]
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	33.75
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 32.28	[2]
Vested and expected to vest, end of period, shares	25,895

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Vested and non-vested shares outstanding, but not paid as of December 31, 2015 were 25,895.